Subsequent Events (Details) - Subsequent events $ / shares in Units, $ in Millions	Mar. 31, 2024 USD ($) $ / shares
Subsequent events
Special cash dividend per share | $ / shares	$ 0.82
Aggregate amount of dividend payable | $	$ 200